March 31, 2010

Securities and Exchange Commission
Washington, D.C.  20549

Attention:
Mr. Jeffrey Jaramillo, Accounting Branch Chief

Enclosed please find the Form 10-Q/A for the period ended December 31, 2009.

We are filing this Amendment No. 2 on Form 10-Q/A to amend our quarterly report on Form 10-Q for the period ended December 31, 2009, filed with the SEC on February 11, 2010, to amend and currently date the certifications, which are filed as Exhibit 31.1 and 31.2 to the Form 10-Q/A.

We acknowledge Microwave Filter Company, Inc. is responsible for the adequacy and accuracy of the disclosure in our filings.

We also acknowledge that staff comments or changes to disclosure in response to staff comments in the filings do not foreclose the Commission from taking any action with respect to the filing and that Microwave Filter Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding this filing, please contact me at (315) 438-4758

Sincerely,


Richard Jones
Chief Financial Officer
Microwave Filter Company, Inc.
File No. 000-10976